Provisions - Restructuring costs (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of other provisions [line items]
Provisions	$ 107,516	$ 142,727	$ 167,451
Restructuring provision [member]
Disclosure of other provisions [line items]
Provisions	5,735	15,243	$ 21,539
Restructuring provision [member] | Chateau Feuillet Facility
Disclosure of other provisions [line items]
Provisions	$ 5,735	$ 15,243